Business Segment Information - Narrative (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($) segment	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Segment Reporting Information [Line Items]
Number of reportable segments | segment	3
Related party notes	$ 211	$ 3,189	$ 3,338
Net interest income (loss)	252,244	177,931	329,834
APEX Loan | Equity Method Investee
Segment Reporting Information [Line Items]
Related party notes	$ 211	1,319	$ 124
APEX Loan, Discount Accretion | Equity Method Investee
Segment Reporting Information [Line Items]
Related party notes		$ 106